Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments
Schedule of annual minimum required and non-cancelable future payments related to the contractual obligations

	2018	2019	2020	2021	2022 and thereafter	Total
Operating lease	283	192	179	178	221	1,053
Purchase obligations	2,191	1,021	686	604	3,761	8,263

Total minimum payments required	2,474	1,213	865	782	3,982	9,316